Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of stock awards outstanding

	As of June 30, 2012
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	15,312,107	1,092,581	700,430	44,020

As of December 31, 2011
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	17,640,074	1,179,709	700,521	52,286

Schedule of exercise prices for stock options outstanding and exercisable associated with entity's employees

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$ —	-	$ 10.00	3,978,408	5.67	$9.09	1,186,308	5.75	$9.09
$10.00	-	$ 15.00	829,288	6.51	$14.01	200,651	6.51	$13.96
$15.00	-	$ 20.00	2,365,215	8.17	$18.15	140,676	6.69	$18.19
$20.00	-	$ 25.00	5,467,263	4.48	$22.78	2,517,663	3.23	$22.73
$25.00	-	$ 30.00	2,507,345	5.15	$26.46	1,771,596	4.63	$26.46
$30.00	-	$ 35.00	2,454,055	8.83	$31.19	548,504	7.12	$32.29
$35.00	-	$ 40.00	38,500	5.65	$36.74	22,400	5.61	$36.68
$ —	-	$ 40.00	17,640,074	6.04	$20.38	6,387,798	4.61	$21.73

Schedule of stock option activity associated with entity's employees

	For the Six Months
	Ended June 30, 2012
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	17,640,074	$20.38
Granted	499,500	$32.14
Exercised	(2,440,967)	$18.44
Forfeited and cancelled	(386,500)	$20.32
Total options outstanding, end of period	15,312,107	$18.91
Performance-based options outstanding, end of period (2)	6,531,800	$18.70
Exercisable at end of period	5,926,911	$17.97

(1)          The beginning of period weighted-average exercise price of $20.38 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)          These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

	2011		2010		2009
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total stock options outstanding, beginning of period (1)	18,447,004	$17.76	18,094,235	$20.86	18,267,950	$21.86
Granted	3,198,500	$28.52	2,450,500	$18.34	3,077,000	$15.69
Exercised	(1,640,462)	$12.36	(408,231)	$9.99	(233,795)	$10.95
Forfeited and cancelled (2)	(2,364,968)	$12.11	(1,689,500)	$21.69	(3,016,920)	$22.44
Total stock options outstanding, end of period	17,640,074	$20.38	18,447,004	$17.76	18,094,235	$20.86
Performance based stock options outstanding, end of period (3)	8,022,975	$18.89	9,907,250	$15.29	8,253,500	$16.27
Exercisable at end of period	6,387,798	$21.73	5,325,753	$22.70	5,722,735	$28.36

(1)   The beginning of period weighted-average exercise price for the year ended December 31, 2010 of $20.86 does not reflect the 2009 Stock Option Adjustment, which occurred subsequent to December 31, 2009.

(2)   Certain of these stock options include options that were granted to individuals who transferred to another DISH Network subsidiary not a part of DDBS.

(3)   These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of realized tax benefits from stock awards exercised

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$9,787	$5,614	$11,530	$6,409

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Tax benefit from stock awards exercised	$9,786	$1,665	$1,116

Schedule of aggregate intrinsic value of stock options associated with entity's employees

	As of June 30, 2012
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$151,123	$63,994

	As of December 31, 2011
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$150,165	$45,708

Schedule of restricted stock unit activity associated with entity's employees

	For the Six Months
	Ended June 30, 2012
	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,179,709	$23.11
Granted	—	$—
Vested	(24,795)	$22.94
Forfeited and cancelled	(62,333)	$26.20
Total restricted stock units outstanding, end of period	1,092,581	$22.90
Restricted Performance Units outstanding, end of period (1)	1,092,581	$22.90

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

	2011		2010		2009
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,271,984	$22.06	857,719	$25.04	987,625	$24.88
Granted	300,000	$30.67	600,000	$18.15	6,666	$11.11
Vested	(14,705)	$11.09	—	$—	(38,072)	$22.76
Forfeited and cancelled	(377,570)	$26.23	(185,735)	$23.07	(98,500)	$23.33
Total restricted stock units outstanding, end of period	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04
Restricted Performance Units outstanding, end of period (1)	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of non-cash, stock-based compensation expense recognized

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Non-Cash, Stock-Based Compensation Expense Recognized	2012	2011	2012	2011
	(In thousands)
2008 LTIP	$2,179	$1,495	$7,457	$14,299
Other employee performance awards	1,433	(87)	4,572	(12)
Total non-cash, stock-based compensation expense recognized for performance-based awards	$3,612	$1,408	$12,029	$14,287

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2012	$4,412	$162
Estimated contingent expense subsequent to 2012	3,290	51,258
Total estimated remaining expense over the term of the plan	$7,702	$51,420

Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of June 30, 2012
	Number of Awards	Weighted- Average Exercise Price
Performance-Based Stock Options
2005 LTIP	1,881,500	$21.61
2008 LTIP	1,650,300	$10.92
Other employee performance awards	3,000,000	$21.16
Total	6,531,800	$18.70

Restricted Performance Units
2005 LTIP	216,831
2008 LTIP	10,750
Other employee performance awards	865,000
Total	1,092,581

	As of December 31, 2011
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	1,944,500	$23.30
2008 LTIP	3,078,475	$11.95
Other employee performance awards	3,000,000	$23.16
Total	8,022,975	$18.89

Restricted Performance Units and Other
2005 LTIP	258,164
2008 LTIP	21,545
Other employee performance awards	900,000
Total	1,179,709

Schedule of allocated non-cash, stock-based compensation expense for all employees

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Subscriber-related	$357	$340	$1,194	$1,317
General and administrative	6,400	3,378	27,650	17,543
Total non-cash, stock-based compensation	$6,757	$3,718	$28,844	$18,860

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Subscriber-related	$1,914	$1,160	$1,069
General and administrative	29,249	14,227	11,158
Total non-cash, stock based compensation	$31,163	$15,387	$12,227

Schedule of assumptions of Black-Scholes option valuation model

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Stock Options	2012	2011	2012	2011
Risk-free interest rate	0.41% - 0.87%	1.76% - 3.18%	0.41% - 1.29%	1.76% - 3.18%
Volatility factor	33.15% - 38.87%	31.74% - 41.00%	33.15% - 39.34%	31.74% - 41.00%
Expected term of options in years	3.1 - 5.8	4.7 - 10.0	3.1 - 5.9	4.7 - 10.0
Weighted-average fair value of options granted	$6.72 - $10.72	$11.33 - $14.77	$6.72 - $12.69	$9.16 - $14.77

For the Years Ended December 31,
Stock Options	2011	2010	2009
Risk-free interest rate	0.36% - 3.18%	1.50% - 2.89%	1.70% - 3.19%
Volatility factor	31.74% - 45.56%	33.33% - 38.63%	29.72% - 45.97%
Expected term of options in years	3.6 - 10.0	5.2 - 7.5	3.0 - 7.3
Weighted-average fair value of options granted	$8.73 - $14.77	$6.83 - $8.14	$3.86 - $8.29

2005 LTIP
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

	2005 LTIP
		Vested
	Total	Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$31,296	$25,107
EchoStar awards held by DISH DBS employees	5,644	4,627
Total	$36,940	$29,734

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DDBS employees	$31,300	$22,768
EchoStar awards held by DDBS employees	6,913	5,078
Total	$38,213	$27,846

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP and Other
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2012	$1,823	$2,128
Estimated contingent expense subsequent to 2012	1,915	46,559
Total estimated remaining expense over the term of the plan	$3,738	$48,687

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2011	2010	2009
	(In thousands)
2008 LTIP	$18,944	$2,984	$3,560
Other employee performance awards	144	271	234
Total non-cash, stock-based compensation expense recognized for performance based awards	$19,088	$3,255	$3,794